Significant Suppliers and Customers	12 Months Ended
Jun. 30, 2016
Risks and Uncertainties [Abstract]
Significant Suppliers and Customers
14.	Significant Suppliers and Customers

We utilize a number of glass compositions for the manufacture of our molded glass aspheres and lens array products. We purchase glass from Hikari, Ohara, CDGM and other suppliers.

Base optical materials, used in both GRADIUM and collimator products, are manufactured and supplied by a number of major optical and glass manufacturers. Optical fiber and collimator housings are manufactured and supplied by a number of major manufacturers.

In fiscal 2016, sales to three customers comprised an aggregate of approximately 25% of our annual sales. The loss of any of these customers, or a significant reduction in sales to any such customer, would adversely affect our revenues.

In fiscal 2015, sales to three customers comprised an aggregate of approximately 27% of our annual sales. The loss of any of these customers, or a significant reduction in sales to any such customer, would adversely affect our revenues.